Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table sets forth the pay versus performance including relationship between executive compensation actually paid, as calculated by SEC rules and Company performance.
Pay versus Performance Table
Year (a)	Summary Compensation table total for first PEO (b)	Summary Compensation table total for second PEO (b)	Summary Compensation table total for third PEO (b)	Compensation actually paid to first PEO (c)(1)(2)	Compensation actually paid to second PEO (c)(1)(2)	Compensation actually paid to third PEO (c)(1)(2)	Average Summary compensation table total for non-PEO NEOs (d)	Average compensation actually paid to non-PEO NEOs (e)(1)(2)	Value of initial fixed $100 investment based on shareholder return (f)(3)	Net income (h)(4)
2023	N/A	N/A	$1,751,842	N/A	N/A	$1,796,443	$636,321	$638,334	$131.66	$9,500,000
2022	$5,527,664	$310,422	$639,740	$5,561,608	$304,032	$604,528	$585,681	$553,693	$122.99	$9,202,000
2021	$3,209,748	N/A	N/A	$3,319,458	N/A	N/A	$513,274	$524,993	$104.94	$11,157,000

(1)
Edward K. Christian served as our first principal executive officer (“PEO”) for the full year 2021 and from January 1, 2022 until his passing on August 19, 2022. Warren S. Lada served as our second PEO on an interim basis from August 21, 2022 until Christopher S. Forgy was appointed to President and CEO and became our third PEO on December 7, 2022. Our non-PEO named executive officers (“NEOs”) included (a) for 2021, Samuel D. Bush and Christopher S. Forgy and (b) for 2022, Samuel D. Bush and Catherine A. Bobinski and (c) for 2023, Samuel D. Bush and Wayne P. Leland.

(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	First PEO		Second PEO	Third PEO
PEO	2022	2021	2022	2023	2022
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$5,527,664	$3,209,748	$310,422	$1,751,842	$639,740
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)		(919,448)	(34,497)	(737,005)	(187,698)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end		966,620	28,367	803,809	154,344
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end		2,364	(285)	(8,173)	(2,017)
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	33,944	60,174	26	(14,030)	159
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Compensation Actually Paid to PEO (column (c))	$5,561,608	$3,319,458	$304,032	$1,796,443	$604,528
Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$636,321	$585,681	$513,274
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(202,763)	(170,004)	(132,998)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	221,142	139,795	139,821
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(6,057)	(1,950)	193
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(10,309)	171	4,703
‘- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modification
Average Compensation Actually Paid to Non-PEO NEOs (column ( e))	$638,334	$553,693	$524,993

(3)
For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4)
Net income is rounded to the nearest thousand.

Named Executive Officers, Footnote
(1)
Edward K. Christian served as our first principal executive officer (“PEO”) for the full year 2021 and from January 1, 2022 until his passing on August 19, 2022. Warren S. Lada served as our second PEO on an interim basis from August 21, 2022 until Christopher S. Forgy was appointed to President and CEO and became our third PEO on December 7, 2022. Our non-PEO named executive officers (“NEOs”) included (a) for 2021, Samuel D. Bush and Christopher S. Forgy and (b) for 2022, Samuel D. Bush and Catherine A. Bobinski and (c) for 2023, Samuel D. Bush and Wayne P. Leland.

Adjustment To PEO Compensation, Footnote
(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	First PEO		Second PEO	Third PEO
PEO	2022	2021	2022	2023	2022
Summary Compensation Table (“SCT”) Total for PEO (column (b))	$5,527,664	$3,209,748	$310,422	$1,751,842	$639,740
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)		(919,448)	(34,497)	(737,005)	(187,698)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end		966,620	28,367	803,809	154,344
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end		2,364	(285)	(8,173)	(2,017)
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	33,944	60,174	26	(14,030)	159
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modifications
Compensation Actually Paid to PEO (column (c))	$5,561,608	$3,319,458	$304,032	$1,796,443	$604,528

Non-PEO NEO Average Total Compensation Amount	$ 636,321	$ 585,681	$ 513,274
Non-PEO NEO Average Compensation Actually Paid Amount	$ 638,334	553,693	524,993
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:
Average for Non-PEO NEOs	2023	2022	2021
Average SCT Total for Non-PEO NEOs (column (d))	$636,321	$585,681	$513,274
- SCT “Stock Awards” Column (grant date FV of equity awards reported in SCT)	(202,763)	(170,004)	(132,998)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	221,142	139,795	139,821
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(6,057)	(1,950)	193
+ vesting date fair value of equity awards granted and vested in the covered year
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(10,309)	171	4,703
‘- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e., forfeited)
+ dollar value of dividends/earnings paid on equity awards in the covered year
+ excess fair value for equity award modification
Average Compensation Actually Paid to Non-PEO NEOs (column ( e))	$638,334	$553,693	$524,993

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 131.66	122.99	104.94
Net Income (Loss)	$ 9,500,000	9,202,000	11,157,000
PEO Name	Christopher S. Forgy
Third PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,751,842	639,740
PEO Actually Paid Compensation Amount	1,796,443	604,528
First PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,527,664	5,527,664	3,209,748
PEO Actually Paid Compensation Amount		5,561,608	3,319,458
Second PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		310,422
PEO Actually Paid Compensation Amount		304,032
PEO | Third PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(737,005)	(187,698)
PEO | Third PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,809	154,344
PEO | Third PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,173)	(2,017)
PEO | Third PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,030)	159
PEO | First PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(919,448)
PEO | First PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			966,620
PEO | First PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,364
PEO | First PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		33,944	60,174
PEO | Second PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(34,497)
PEO | Second PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		28,367
PEO | Second PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(285)
PEO | Second PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		26
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(202,763)	(170,004)	(132,998)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	221,142	139,795	139,821
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,057)	(1,950)	193
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,309)	$ 171	$ 4,703